ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
VAT and other tax payables	$ 2,825,427	$ 1,913,361
Accrued payroll and employee benefits	5,758,853	4,389,540
Others	3,710,193	2,136,509
Total	$ 12,294,473	$ 8,439,410